LVIP SSGA International Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.40%
INVESTMENT COMPANY–95.40%
International Equity Fund–95.40%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	23,810,838	$268,395,762
Total Affiliated Investment (Cost $192,521,999)		268,395,762

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.34%
INVESTMENT COMPANY–4.34%
Money Market Fund–4.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	12,208,633	$12,208,633
Total Unaffiliated Investment (Cost $12,208,633)		12,208,633

TOTAL INVESTMENTS–99.74% (Cost $204,730,632)	280,604,395
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	734,847
NET ASSETS APPLICABLE TO 27,691,570 SHARES OUTSTANDING–100.00%	$281,339,242

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
39	British Pound	$3,147,056	$3,154,715	6/16/25	$—	$(7,659)
39	Euro	5,295,225	5,355,183	6/16/25	—	(59,958)
45	Japanese Yen	3,779,437	3,859,510	6/16/25	—	(80,073)
					—	(147,690)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	166,620	166,131	6/20/25	489	—
1	E-mini S&P 500 Index	282,663	281,444	6/20/25	1,219	—
1	E-mini S&P MidCap 400 Index	293,860	290,002	6/20/25	3,858	—
92	Euro STOXX 50 Index	5,161,995	5,275,523	6/20/25	—	(113,528)
28	FTSE 100 Index	3,107,639	3,107,228	6/20/25	411	—
15	Nikkei 225 Index (OSE)	3,566,238	3,645,487	6/12/25	—	(79,249)
					5,977	(192,777)
Total Futures Contracts					$5,977	$(340,467)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.40%@
International Equity Fund-95.40%@
✧✧LVIP SSGA International Index Fund	$269,102,864	$611,767	$22,432,990	$2,976,828	$18,137,293	$268,395,762	23,810,838	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP SSGA International Managed Volatility Fund–2